Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
As of December 31, 2023 and December 31, 2022, financial assets measured at fair value on a recurring basis are categorized in the table below based upon the lowest level of significant input to the valuations (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3
Assets:
Money market funds	$144,358	$—	$—
U.S. treasury notes	48,947	—	—
Total	$193,305	$—	$—

	December 31, 2022
	Level 1	Level 2	Level 3
Assets:
Money market funds	$78,749	$—	$—
As of September 30, 2024 and December 31, 2023, financial assets measured at fair value on a recurring basis are categorized in the table below based upon the lowest level of significant input to the valuations (in thousands):

	September 30, 2024
	Level 1	Level 2	Level 3
Assets:
Money market funds	$63,120	$—	$—
U.S. treasury notes	72,532	—	—
Total	$135,652	$—	$—

	December 31, 2023
	Level 1	Level 2	Level 3
Assets:
Money market funds	$144,358	$—	$—
U.S. treasury notes	48,947	—	—
Total	$193,305	$—	$—